CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cost of Revenues [Member]
Share-based compensation charged during the years related to:
Share-based compensation	$ 1,120	$ 752	$ 811
Selling Expense [Member]
Share-based compensation charged during the years related to:
Share-based compensation	6,420	4,345	4,457
General and Administrative Expense [Member]
Share-based compensation charged during the years related to:
Share-based compensation	7,616	4,819	4,409
Research and Development Expense [Member]
Share-based compensation charged during the years related to:
Share-based compensation	$ 4,714	$ 4,767	$ 4,307